Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2023
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
NOTE 6:-	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31,
	2023	2022

Accrued expenses	$995	$1,246
Employees and payroll accruals	958	1,167
Other liabilities	18	16

	$1,971	$2,429